26. SHAREHOLDERS' EQUITY (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Jan. 25, 2019
Treasury shares
Number of treasury shares	1,842	1,842
Outstanding shares
Number of shares outstanding	5,952,363	5,952,363
Preference shares [member]
Total capital in shares
Number of shares issued and fully paid	157,727	157,727
Treasury shares
Number of treasury shares	1,812	1,812
Outstanding shares
Number of shares outstanding	155,915	155,915
Common shares [member]
Total capital in shares
Number of shares issued and fully paid	5,796,478	5,796,478	1,604,268,162
Treasury shares
Number of treasury shares	30	30
Outstanding shares
Number of shares outstanding	5,796,448	5,796,448